REVENUE	12 Months Ended
Dec. 31, 2024
REVENUE
REVENUE
3.	REVENUE

	Year ended
	December 31
	2024	2023
Gold	$330,929	$230,955
Silver	12,989	2,688
Revenue	$343,918	$233,643

Customer A	$27,713	$54,707
Customer B	139,981	70,072
Customer C	156,147	97,334
Others	20,077	11,530
Revenue	$343,918	$233,643

During the year ended December 31, 2024, two customers each contributed more than 10% of total revenues for a combined total of approximately 86% of revenues. The Company is not economically dependent on any specific customers for the sale of its product because gold can be sold through numerous gold traders worldwide.